Payden High Income Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
1,600,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
7.74% , 1/25/52 CAD (a) (b) $ 1,088
1,500,000 Exeter Automobile Receivables Trust 2022-2A
144A , 6.34% , 10/15/29 (b) 1,355
1,400,000 Exeter Automobile Receivables Trust 2022-3A
144A , 9.09% , 1/15/30 (b) 1,365
1,925 Exeter Automobile Receivables Trust 2021-1A ,
2/15/33 (c) 1,991
2,328,070 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A , 28.35% , 9/25/28 (b) 2,842
1,700,000 LoanCore Issuer Ltd. 2018-CRE1 144A , ( 1 mo.
LIBOR USD + 2.950% ) , 8.29% , 5/15/28 (b) (d) 1,619
1,250,000 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A , 9.97% , 5/15/32 (b) 1,208
2,000,000 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A , 11.91% , 8/16/32 (b) 1,945
1,660,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A , 14.59% , 12/15/32 (b) 1,675
Total Asset Backed (Cost - $14,681)
15,088
Bank Loans(e) (8%
)
2,200,000 ABG Intermediate Holdings 2 LLC Term Loan
2L , ( 1 mo. Term Secured Overnight Financing
Rate + 5.000% ) , 11.32% , 12/20/29 2,160
1,423,433 Adtalem Global Education Inc. Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 4.500% ) , 9.31% , 8/12/28 1,427
2,984,478 Advantage Sales & Marketing Inc. Term Loan B
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 4.500% ) , 10.04% , 10/28/27 2,789
1,989,691 Advisor Group Holdings Inc. Term Loan B1
1L , ( LIBOR USD 1-Month + 4.500% ) , 9.81% ,
7/31/26 1,994
1,492,443 Avis Budget Car Rental LLC Term Loan C 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.500% ) , 8.92% , 3/16/29 1,495
1,496,250 Caesars Entertainment Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.250% ) , 8.67% , 2/06/30 1,499
1,492,500 CDK Global Inc. Term Loan 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 0.033% ) ,
9.49% , 7/06/29 1,495
1,995,000 Cloud Software Group Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.500% ) , 9.84% , 3/30/29 1,915
1,700,000 CNT Holdings I Corp. Term Loan B 2L , ( LIBOR
USD 1-Month + 6.750% ) , 12.05% , 11/06/28 1,680
1,423,944 DirectV Financing LLC Term Loan 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
5.000% ) , 10.43% , 8/02/27 1,417
2,500,000 First Student Bidco Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.000% ) , 9.34% , 7/21/28 2,470
1,492,500 Go Daddy Operating Co. LLC Term Loan B5 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.500% ) , 7.82% , 11/09/29 1,497
836,151 Hertz Corp. Term Loan B-EXIT 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
8.57% , 6/30/28 837
159,583 Hertz Corp. Term Loan C-EXIT 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
8.57% , 6/30/28 160
Principal
or Shares Security Description
Value
(000)
1,492,500 HUB International Ltd. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.000% ) , 9.07% , 11/10/29 $ 1,497
997,500 Mauser Packaging Solutions Holding Co. Term
Loan B 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 3.000% ) , 9.14% , 8/14/26 997
3,482,368 Medline Borrower LP Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.250% ) , 8.68% , 10/23/28 3,451
4,200,000 MIC Glen LLC Term Loan 2L , ( 1 mo. Term
Secured Overnight Financing Rate + 6.750% ) ,
12.17% , 7/20/29 3,902
2,000,000 Naked Juice LLC Term Loan 2L , ( 3 mo. Term
Secured Overnight Financing Rate + 6.500% ) ,
11.34% , 1/24/30 1,627
980,000 PetsMart LLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.500% ) ,
9.17% , 2/11/28 981
994,975 Sinclair Television Group Inc. Term Loan B4 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.750% ) , 9.17% , 4/21/29 733
1,270,000 Sotera Health Holdings LLC Term Loan 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.750% ) , 8.10% , 12/11/26 1,260
1,492,481 Spirit Aerosystems Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.500% ) , 9.87% , 1/15/27 1,497
2,505,000 Tacala Investment Corp. Term Loan B 2L , ( 1
mo. Term Secured Overnight Financing Rate +
7.500% ) , 12.81% , 2/04/28 2,394
2,338,191 TerraForm Power Operating LLC Term Loan B
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 1.500% ) , 7.74% , 5/21/29 2,326
995,000 Transdigm Inc. Term Loan H 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 2.250% ) ,
8.49% , 2/22/27 998
2,000,000 U.S. Foods Inc. Term Loan B 1L , ( LIBOR USD
1-Month + 2.750% ) , 7.97% , 11/22/28 2,005
1,492,500 Uber Technologies Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
1.750% ) , 8.02% , 3/03/30 1,495
791,868 United Airlines Inc. Term Loan B 1L , ( LIBOR
USD 3-Month + 3.750% ) , 9.29% , 4/21/28 794
1,999,999 United Natural Foods Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.250% ) , 8.68% , 10/22/25 2,006
Total Bank Loans (Cost - $51,583)
50,798
Corporate Bond (82%
)
Automotive  (4%)
2,500,000 Allison Transmission Inc. 144A , 3.75% ,
1/30/31 (b) 2,116
586,000 American Axle & Manufacturing Inc. , 6.25% ,
3/15/26 574
1,850,000 American Axle & Manufacturing Inc. , 6.50% ,
4/01/27 (f) 1,803
2,500,000 Ford Motor Co. , 4.75% , 1/15/43 1,958
4,300,000 Ford Motor Credit Co. LLC , 2.90% , 2/10/29 3,594
2,000,000 Ford Motor Credit Co. LLC , 3.82% , 11/02/27 1,797
3,250,000 Ford Motor Credit Co. LLC , 4.95% , 5/28/27 3,087
575,000 Ford Motor Credit Co. LLC , 6.80% , 5/12/28 581
200,000 Ford Motor Credit Co. LLC , 7.35% , 3/06/30 207
1,900,000 Goodyear Tire & Rubber Co. , 5.25% , 7/15/31 (f) 1,693

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,000,000 IHO Verwaltungs GmbH , 3.75% , 9/15/26
EUR (a) (g) $ 1,046
2,750,000 Jaguar Land Rover Automotive PLC 144A ,
5.50% , 7/15/29 (b) 2,436
2,650,000 ZF North America Capital Inc. 144A , 7.13% ,
4/14/30 (b) 2,732
23,624
Banking  (1%)
1,500,000 Citigroup Inc. , ( 3 mo. Term Secured Overnight
Financing Rate + 4.330% ) , 9.70% (d) (h) 1,510
1,750,000 Intesa Sanpaolo SpA 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600% ) , 4.20% , 6/01/32 (b) (d) 1,349
2,165,000 UniCredit SpA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.750% ) , 5.46% , 6/30/35 (b) (d) 1,891
4,750
Basic Industry  (9%)
1,500,000 ARD Finance SA 144A , 6.50% , 6/30/27 (b) 1,220
3,450,000 Bombardier Inc. 144A , 7.13% , 6/15/26 (b) 3,426
3,000,000 Builders FirstSource Inc. 144A , 4.25% ,
2/01/32 (b) 2,606
1,125,000 Cleveland-Cliffs Inc. 144A , 6.75% , 4/15/30 (b) 1,096
1,500,000 Coeur Mining Inc. 144A , 5.13% , 2/15/29 (b) (f) 1,246
1,355,000 Consolidated Energy Finance SA 144A , 5.63% ,
10/15/28 (b) 1,171
1,750,000 Eldorado Gold Corp. 144A , 6.25% , 9/01/29 (b) 1,570
2,100,000 Element Solutions Inc. 144A , 3.88% , 9/01/28 (b) 1,858
3,275,000 Emerald Debt Merger Sub LLC 144A , 6.63% ,
12/15/30 (b) 3,259
1,500,000 FMG Resources August 2006 Pty Ltd. 144A ,
4.38% , 4/01/31 (b) 1,292
875,000 FMG Resources August 2006 Pty Ltd. 144A ,
4.50% , 9/15/27 (b) 819
1,500,000 GrafTech Finance Inc. 144A , 4.63% ,
12/15/28 (b) 1,248
2,500,000 H&E Equipment Services Inc. 144A , 3.88% ,
12/15/28 (b) 2,200
2,625,000 Howmet Aerospace Inc. , 3.00% , 1/15/29 2,294
3,250,000 Kaiser Aluminum Corp. 144A , 4.50% ,
6/01/31 (b) 2,660
2,850,000 KBR Inc. 144A , 4.75% , 9/30/28 (b) 2,610
1,895,000 MasTec Inc. 144A , 6.63% , 8/15/29 (b) 1,798
2,350,000 Moog Inc. 144A , 4.25% , 12/15/27 (b) 2,180
1,750,000 NOVA Chemicals Corp. 144A , 4.25% ,
5/15/29 (b) (f) 1,456
2,000,000 Novelis Sheet Ingot GmbH , 3.38% , 4/15/29
EUR (a) (g) 1,943
1,000,000 Olympus Water U.S. Holding Corp. 144A ,
9.75% , 11/15/28 (b) 969
3,000,000 SCIH Salt Holdings Inc. 144A , 6.63% ,
5/01/29 (b) 2,611
2,500,000 Standard Industries Inc. 144A , 4.38% ,
7/15/30 (b) 2,173
1,000,000 Standard Industries Inc. 144A , 4.75% ,
1/15/28 (b) 933
2,500,000 TransDigm Inc. , 4.88% , 5/01/29 2,252
1,000,000 Tri Pointe Homes Inc. , 5.70% , 6/15/28 961
1,500,000 TriMas Corp. 144A , 4.13% , 4/15/29 (b) 1,330
2,500,000 TTM Technologies Inc. 144A , 4.00% ,
3/01/29 (b) 2,133
Principal
or Shares Security Description
Value
(000)
1,500,000 Univar Solutions USA Inc. 144A , 5.13% ,
12/01/27 (b) $ 1,538
3,000,000 VM Consolidated Inc. 144A , 5.50% , 4/15/29 (b) 2,756
55,608
Consumer Finance  (1%)
3,500,000 Synchrony Financial , 7.25% , 2/02/33 3,285
Consumer Goods  (2%)
1,900,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 4.88% ,
2/15/30 (b) 1,745
875,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A , 4.75% ,
1/15/29 (b) 812
675,000 Newell Brands Inc. , 5.88% , 4/01/36 587
1,800,000 Post Holdings Inc. 144A , 4.50% , 9/15/31 (b) 1,534
900,000 Post Holdings Inc. 144A , 4.63% , 4/15/30 (b) 794
1,000,000 Post Holdings Inc. 144A , 5.50% , 12/15/29 (b) 930
3,250,000 Primo Water Holdings Inc. 144A , 4.38% ,
4/30/29 (b) 2,857
2,000,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A , 4.63% , 3/01/29 (b) 1,672
1,000,000 United Natural Foods Inc. 144A , 6.75% ,
10/15/28 (b) 834
1,500,000 Winnebago Industries Inc. 144A , 6.25% ,
7/15/28 (b) 1,457
13,222
Energy  (15%)
1,000,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A , 8.25% , 12/31/28 (b) 994
2,081,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A , 9.00% , 11/01/27 (b) 2,599
2,820,000 Baytex Energy Corp. 144A , 8.50% , 4/30/30 (b) 2,860
4,750,000 Civitas Resources Inc. 144A , 8.75% , 7/01/31 (b) 4,922
3,775,000 Comstock Resources Inc. 144A , 5.88% ,
1/15/30 (b) 3,345
1,500,000 Crescent Energy Finance LLC 144A , 7.25% ,
5/01/26 (b) 1,480
1,500,000 Crescent Energy Finance LLC 144A , 9.25% ,
2/15/28 (b) 1,527
1,800,000 Delek Logistics Partners LP/Delek Logistics
Finance Corp. 144A , 7.13% , 6/01/28 (b) 1,667
645,000 Earthstone Energy Holdings LLC 144A , 8.00% ,
4/15/27 (b) 639
3,600,000 Earthstone Energy Holdings LLC 144A , 9.88% ,
7/15/31 (b) 3,720
1,980,000 Enerflex Ltd. 144A , 9.00% , 10/15/27 (b) 1,995
800,000 EnQuest PLC 144A , 11.63% , 11/01/27 (b) 756
800,000 EQM Midstream Partners LP 144A , 7.50% ,
6/01/27 (b) 813
1,100,000 EQM Midstream Partners LP 144A , 7.50% ,
6/01/30 (b) 1,135
2,420,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.88% , 4/15/30 2,417
2,602,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (b) 2,238
750,000 Global Marine Inc. , 7.00% , 6/01/28 658
3,650,000 Gran Tierra Energy International Holdings Ltd.
144A , 6.25% , 2/15/25 (b) 3,169
1,400,000 Holly Energy Partners LP/Holly Energy Finance
Corp. 144A , 5.00% , 2/01/28 (b) 1,311
2,500,000 Howard Midstream Energy Partners LLC 144A ,
6.75% , 1/15/27 (b) 2,414

Principal
or Shares Security Description
Value
(000)
3,500,000 International Petroleum Corp. 144A , 7.25% ,
2/01/27 (b) (g) $ 3,280
900,000 Kosmos Energy Ltd. 144A , 7.13% , 4/04/26 (b) 846
2,400,000 Kosmos Energy Ltd. 144A , 7.50% , 3/01/28 (b) 2,138
3,350,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (b) 3,081
1,700,000 Moss Creek Resources Holdings Inc. 144A ,
7.50% , 1/15/26 (b) 1,590
1,250,000 Nabors Industries Inc. 144A , 1.75% , 6/15/29 (b) 1,088
1,500,000 Nabors Industries Inc. 144A , 7.38% , 5/15/27 (b) 1,468
1,500,000 Nabors Industries Ltd. 144A , 7.25% , 1/15/26 (b) 1,446
1,599,000 Nabors Industries Ltd. 144A , 7.50% , 1/15/28 (b) 1,468
1,525,000 NGL Energy Partners LP/NGL Energy Finance
Corp. , 6.13% , 3/01/25 1,495
1,400,000 Northriver Midstream Finance LP 144A , 5.63% ,
2/15/26 (b) 1,339
3,000,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00% , 2/15/28 2,836
2,000,000 SEPLAT Energy PLC 144A , 7.75% , 4/01/26 (b) 1,791
4,250,000 Shelf Drilling Holdings Ltd. 144A , 8.25% ,
2/15/25 (b) 4,064
2,000,000 SierraCol Energy Andina LLC 144A , 6.00% ,
6/15/28 (b) 1,579
75,000 Strathcona Resources Ltd. 144A , 6.88% ,
8/01/26 (b) 66
890,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. , 5.75% , 4/15/25 804
2,500,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A , 9.00% ,
10/15/26 (b) 2,459
1,750,000 Tamarack Valley Energy Ltd. , 7.25% , 5/10/27
CAD (a) 1,249
1,500,000 TerraForm Power Operating LLC 144A , 4.75% ,
1/15/30 (b) 1,325
1,500,000 Transocean Inc. 144A , 7.50% , 1/15/26 (b) 1,475
1,125,000 Transocean Inc. , 7.50% , 4/15/31 985
750,000 Transocean Inc. 144A , 8.00% , 2/01/27 (b) 724
2,625,000 Valaris Ltd. 144A , 8.38% , 4/30/30 (b) 2,688
1,350,000 Var Energi ASA 144A , 8.00% , 11/15/32 (b) 1,458
2,400,000 Venture Global Calcasieu Pass LLC 144A ,
4.13% , 8/15/31 (b) 2,038
4,500,000 Venture Global LNG Inc. 144A , 8.38% ,
6/01/31 (b) 4,570
2,000,000 Vermilion Energy Inc. 144A , 6.88% , 5/01/30 (b) 1,856
3,500,000 Vital Energy Inc. 144A , 7.75% , 7/31/29 (b) 2,996
94,861
Financial Services  (7%)
2,600,000 Aircastle Ltd. 144A , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.410% ) , 5.25% (b) (d) (h) 1,976
2,550,000 Ally Financial Inc. B , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868% ) , 4.70% (d) (h) 1,943
3,300,000 Compass Group Diversified Holdings LLC 144A ,
5.25% , 4/15/29 (b) 3,007
2,500,000 Enact Holdings Inc. 144A , 6.50% , 8/15/25 (b) 2,477
2,500,000 goeasy Ltd. 144A , 5.38% , 12/01/24 (b) 2,440
2,000,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25% , 5/15/27 1,766
3,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25% , 5/15/26 2,862
900,000 Jane Street Group/JSG Finance Inc. 144A ,
4.50% , 11/15/29 (b) 790
Principal
or Shares Security Description
Value
(000)
3,650,000 Jefferson Capital Holdings LLC 144A , 6.00% ,
8/15/26 (b) $ 3,094
2,500,000 Midcap Financial Issuer Trust 144A , 6.50% ,
5/01/28 (b) 2,207
2,750,000 Nationstar Mortgage Holdings Inc. 144A ,
5.13% , 12/15/30 (b) 2,320
2,000,000 Navient Corp. , 5.50% , 3/15/29 1,731
1,000,000 Navient Corp. , 5.88% , 10/25/24 988
1,500,000 Navient Corp. , 9.38% , 7/25/30 1,509
1,000,000 OneMain Finance Corp. , 4.00% , 9/15/30 787
1,250,000 OneMain Finance Corp. , 5.38% , 11/15/29 1,084
350,000 OneMain Finance Corp. , 6.63% , 1/15/28 332
2,500,000 OneMain Finance Corp. , 6.88% , 3/15/25 2,494
2,500,000 PennyMac Financial Services Inc. 144A , 4.25% ,
2/15/29 (b) 2,066
2,000,000 PRA Group Inc. 144A , 5.00% , 10/01/29 (b) 1,521
2,000,000 PRA Group Inc. 144A , 7.38% , 9/01/25 (b) 1,928
2,500,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 3.88% , 3/01/31 (b) 2,059
41,381
Healthcare  (6%)
800,000 Bausch Health Cos. Inc. 144A , 4.88% ,
6/01/28 (b) 486
2,050,000 Bausch Health Cos. Inc. 144A , 6.13% ,
2/01/27 (b) 1,348
1,500,000 BellRing Brands Inc. 144A , 7.00% , 3/15/30 (b) 1,507
2,200,000 CHS/Community Health Systems Inc. 144A ,
5.25% , 5/15/30 (b) 1,761
2,500,000 CHS/Community Health Systems Inc. 144A ,
8.00% , 12/15/27 (b) 2,447
2,500,000 DaVita Inc. 144A , 3.75% , 2/15/31 (b) 2,002
3,500,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV , 2.88% , 4/30/28 EUR (a) (g) 3,407
3,500,000 Owens & Minor Inc. 144A , 6.63% , 4/01/30 (b) (f) 3,207
2,400,000 Prestige Brands Inc. 144A , 3.75% , 4/01/31 (b) 2,018
2,750,000 Prime Healthcare Services Inc. 144A , 7.25% ,
11/01/25 (b) 2,616
1,000,000 RP Escrow Issuer LLC 144A , 5.25% ,
12/15/25 (b) 683
2,500,000 Select Medical Corp. 144A , 6.25% , 8/15/26 (b) 2,481
3,900,000 Syneos Health Inc. 144A , 3.63% , 1/15/29 (b) 3,865
3,250,000 Tenet Healthcare Corp. , 4.38% , 1/15/30 2,902
750,000 Tenet Healthcare Corp. , 4.63% , 6/15/28 695
3,000,000 Tenet Healthcare Corp. , 6.13% , 10/01/28 2,860
1,100,000 Tenet Healthcare Corp. , 6.13% , 6/15/30 1,070
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
3.15% , 10/01/26 1,358
36,713
Insurance  (1%)
3,000,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A , 6.75% , 10/15/27 (b) 2,845
1,750,000 Assurant Inc. , ( 3 mo. LIBOR USD + 4.135% ) ,
7.00% , 3/27/48 (d) (f) 1,706
2,000,000 BroadStreet Partners Inc. 144A , 5.88% ,
4/15/29 (b) 1,788
3,575,000 Enstar Finance LLC , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006% ) , 5.50% , 1/15/42 (d) 2,783
9,122
Leisure  (4%)
1,000,000 Carnival Corp. 144A , 5.75% , 3/01/27 (b) 926
2,000,000 Carnival Corp. 144A , 6.00% , 5/01/29 (b) 1,800

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
3,450,000 Carnival Corp. 144A , 7.63% , 3/01/26 (b) (f) $ 3,407
1,000,000 Carnival Corp. , 10.13% , 2/01/26 EUR (a) (g) 1,160
2,500,000 CDI Escrow Issuer Inc. 144A , 5.75% ,
4/01/30 (b) 2,324
2,500,000 Cinemark USA Inc. 144A , 5.25% , 7/15/28 (b) (f) 2,189
1,300,000 NCL Corp. Ltd. 144A , 5.88% , 3/15/26 (b) 1,231
1,500,000 Ontario Gaming GTA LP 144A , 8.00% ,
8/01/30 (b) 1,516
510,000 Royal Caribbean Cruises Ltd. 144A , 5.38% ,
7/15/27 (b) 485
1,000,000 Royal Caribbean Cruises Ltd. 144A , 5.50% ,
8/31/26 (b) 960
900,000 Royal Caribbean Cruises Ltd. 144A , 5.50% ,
4/01/28 (b) 849
1,000,000 Royal Caribbean Cruises Ltd. 144A , 7.25% ,
1/15/30 (b) 1,012
1,300,000 Royal Caribbean Cruises Ltd. 144A , 11.63% ,
8/15/27 (b) 1,421
2,200,000 Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc. 144A , 6.63% , 3/01/30 (b) 1,952
2,775,000 Travel + Leisure Co. 144A , 4.50% , 12/01/29 (b) 2,387
4,125,000 Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp. 144A , 7.13% , 2/15/31 (b) 4,126
27,745
Media  (9%)
2,300,000 Altice Financing SA 144A , 5.00% , 1/15/28 (b) 1,787
770,000 AMC Networks Inc. , 4.25% , 2/15/29 429
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.25% , 2/01/31 (b) 1,235
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.25% , 1/15/34 (b) 770
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.50% , 8/15/30 (b) 1,272
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50% , 5/01/32 816
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.50% , 6/01/33 (b) 792
2,750,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.75% , 3/01/30 (b) 2,386
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.75% , 2/01/32 (b) 1,653
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 5.38% , 6/01/29 (b) 2,333
2,970,000 Cogent Communications Group Inc. 144A ,
7.00% , 6/15/27 (b) 2,869
2,000,000 CSC Holdings LLC 144A , 4.13% , 12/01/30 (b) 1,448
2,600,000 CSC Holdings LLC 144A , 5.75% , 1/15/30 (b) 1,349
500,000 CSC Holdings LLC 144A , 6.50% , 2/01/29 (b) 425
1,000,000 CSC Holdings LLC 144A , 11.25% , 5/15/28 (b) 990
1,000,000 DISH DBS Corp. , 5.13% , 6/01/29 504
2,300,000 DISH DBS Corp. 144A , 5.25% , 12/01/26 (b) 1,888
1,350,000 DISH DBS Corp. 144A , 5.75% , 12/01/28 (b) 1,041
1,000,000 DISH DBS Corp. , 7.38% , 7/01/28 564
1,500,000 DISH DBS Corp. , 7.75% , 7/01/26 972
2,300,000 EquipmentShare.com Inc. 144A , 9.00% ,
5/15/28 (b) 2,283
1,500,000 Gen Digital Inc. 144A , 7.13% , 9/30/30 (b) 1,513
3,000,000 Gray Escrow II Inc. 144A , 5.38% , 11/15/31 (b) 2,096
1,000,000 Gray Television Inc. 144A , 4.75% , 10/15/30 (b) 705
2,500,000 Lamar Media Corp. , 4.88% , 1/15/29 2,334
3,000,000 LCPR Senior Secured Financing DAC 144A ,
5.13% , 7/15/29 (b) 2,484
Principal
or Shares Security Description
Value
(000)
1,300,000 Match Group Holdings II LLC 144A , 3.63% ,
10/01/31 (b) $ 1,071
1,500,000 Match Group Holdings II LLC 144A , 4.63% ,
6/01/28 (b) 1,385
2,500,000 McGraw-Hill Education Inc. 144A , 8.00% ,
8/01/29 (b) 2,153
3,500,000 Newfold Digital Holdings Group Inc. 144A ,
6.00% , 2/15/29 (b) 2,585
2,000,000 News Corp. 144A , 5.13% , 2/15/32 (b) 1,832
2,000,000 Nexstar Media Inc. 144A , 4.75% , 11/01/28 (b) 1,764
1,000,000 Scripps Escrow Inc. 144A , 5.88% , 7/15/27 (b) 836
1,500,000 Sinclair Television Group Inc. 144A , 5.50% ,
3/01/30 (b) 793
3,850,000 Sirius XM Radio Inc. 144A , 4.13% , 7/01/30 (b) 3,174
2,000,000 Univision Communications Inc. 144A , 7.38% ,
6/30/30 (b) 1,948
1,500,000 Virgin Media Secured Finance PLC 144A ,
5.50% , 5/15/29 (b) 1,386
55,865
Real Estate  (3%)
2,100,000 Brandywine Operating Partnership LP , 7.55% ,
3/15/28 1,935
2,500,000 Iron Mountain Inc. 144A , 4.88% , 9/15/29 (b) 2,257
1,500,000 Iron Mountain Inc. 144A , 5.25% , 3/15/28 (b) 1,409
2,000,000 Kennedy-Wilson Inc. , 4.75% , 3/01/29 1,632
1,600,000 Kennedy-Wilson Inc. , 4.75% , 2/01/30 1,250
2,500,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A , 4.75% , 6/15/29 (b) 2,110
2,500,000 MPT Operating Partnership LP/MPT Finance
Corp. , 3.33% , 3/24/25 EUR (a) 2,511
1,000,000 Office Properties Income Trust , 2.40% , 2/01/27 678
2,000,000 Service Properties Trust , 5.50% , 12/15/27 1,757
1,000,000 Service Properties Trust , 7.50% , 9/15/25 989
1,750,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A , 4.75% , 4/15/28 (b) 1,462
2,750,000 XHR LP 144A , 4.88% , 6/01/29 (b) 2,395
20,385
Retail  (6%)
2,850,000 1011778 BC ULC/New Red Finance Inc. 144A ,
4.00% , 10/15/30 (b) 2,452
1,750,000 Arko Corp. 144A , 5.13% , 11/15/29 (b) 1,456
2,000,000 Asbury Automotive Group Inc. 144A , 4.63% ,
11/15/29 (b) (f) 1,771
2,750,000 Asbury Automotive Group Inc. 144A , 5.00% ,
2/15/32 (b) 2,399
1,000,000 Bath & Body Works Inc. 144A , 6.63% ,
10/01/30 (b) 967
1,100,000 Bath & Body Works Inc. , 6.88% , 11/01/35 1,022
650,000 Bath & Body Works Inc. , 7.50% , 6/15/29 659
2,000,000 Dealer Tire LLC/DT Issuer LLC 144A , 8.00% ,
2/01/28 (b) 1,842
3,332,000 Evergreen Acqco 1 LP/TVI Inc. 144A , 9.75% ,
4/26/28 (b) 3,477
4,000,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A , 6.75% ,
1/15/30 (b) 3,437
2,000,000 FirstCash Inc. 144A , 4.63% , 9/01/28 (b) 1,787
1,750,000 FirstCash Inc. 144A , 5.63% , 1/01/30 (b) 1,617
2,000,000 Group 1 Automotive Inc. 144A , 4.00% ,
8/15/28 (b) 1,773
1,250,000 Hanesbrands Inc. 144A , 9.00% , 2/15/31 (b) (f) 1,279
2,250,000 Kontoor Brands Inc. 144A , 4.13% , 11/15/29 (b) 1,926

Principal
or Shares Security Description
Value
(000)
1,300,000 Macy's Retail Holdings LLC 144A , 5.88% ,
4/01/29 (b) (f) $ 1,209
1,940,000 Michaels Cos. Inc. 144A , 5.25% , 5/01/28 (b) (f) 1,651
1,400,000 QVC Inc. , 4.38% , 9/01/28 796
2,800,000 Sonic Automotive Inc. 144A , 4.88% ,
11/15/31 (b) 2,327
2,000,000 Yum! Brands Inc. , 5.38% , 4/01/32 1,895
35,742
Service  (3%)
2,150,000 ADT Security Corp. 144A , 4.13% , 8/01/29 (b) 1,867
2,750,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A , 6.13% , 10/15/26 (b) 2,595
2,000,000 Carriage Services Inc. 144A , 4.25% , 5/15/29 (b) 1,734
2,900,000 Cimpress PLC , 7.00% , 6/15/26 2,741
2,370,000 Covanta Holding Corp. 144A , 4.88% ,
12/01/29 (b) 2,095
1,500,000 Madison IAQ LLC 144A , 5.88% , 6/30/29 (b) 1,260
1,500,000 Neptune Bidco U.S. Inc. 144A , 9.29% ,
4/15/29 (b) 1,382
2,300,000 Prime Security Services Borrower LLC/Prime
Finance Inc. 144A , 6.25% , 1/15/28 (b) 2,167
2,000,000 PROG Holdings Inc. 144A , 6.00% , 11/15/29 (b) 1,812
1,000,000 United Rentals North America Inc. , 3.88% ,
2/15/31 863
2,375,000 WASH Multifamily Acquisition Inc. 144A ,
5.75% , 4/15/26 (b) 2,212
20,728
Technology  (3%)
3,250,000 Castle U.S. Holding Corp. 144A , 9.50% ,
2/15/28 (b) 1,856
1,500,000 Central Parent Inc./CDK Global Inc. 144A ,
7.25% , 6/15/29 (b) 1,485
2,750,000 Consensus Cloud Solutions Inc. 144A , 6.50% ,
10/15/28 (b) 2,382
1,750,000 Dun & Bradstreet Corp. 144A , 5.00% ,
12/15/29 (b) (f) 1,542
2,750,000 NCR Corp. 144A , 5.25% , 10/01/30 (b) 2,451
1,800,000 Open Text Holdings Inc. 144A , 4.13% ,
12/01/31 (b) 1,494
2,000,000 Presidio Holdings Inc. 144A , 8.25% , 2/01/28 (b) 1,942
750,000 Seagate HDD Cayman 144A , 8.50% , 7/15/31 (b) 784
1,660,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A , 3.88% , 2/01/29 (b) 1,427
15,363
Telecommunications  (4%)
6,000,000 Altice France SA 144A , 5.13% , 7/15/29 (b) 4,208
1,100,000 C&W Senior Financing DAC 144A , 6.88% ,
9/15/27 (b) 1,000
1,000,000 Frontier Communications Holdings LLC 144A ,
5.88% , 10/15/27 (b) 917
1,000,000 Frontier Communications Holdings LLC 144A ,
6.00% , 1/15/30 (b) 727
1,500,000 Frontier Communications Holdings LLC 144A ,
6.75% , 5/01/29 (b) 1,161
1,500,000 Level 3 Financing Inc. 144A , 4.25% , 7/01/28 (b) 1,063
2,010,000 Level 3 Financing Inc. 144A , 10.50% ,
5/15/30 (b) 2,085
6,000,000 Sprint Corp. , 7.88% , 9/15/23 6,010
3,250,000 Stagwell Global LLC 144A , 5.63% , 8/15/29 (b) 2,769
2,200,000 Telecom Italia Capital SA , 6.38% , 11/15/33 1,864
Principal
or Shares Security Description
Value
(000)
1,750,000 Vmed O2 UK Financing I PLC 144A , 4.25% ,
1/31/31 (b) $ 1,451
23,255
Transportation  (1%)
760,000 American Airlines Inc. 144A , 7.25% , 2/15/28 (b) 755
3,000,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A , 5.75% , 4/20/29 (b) 2,907
2,000,000 Delta Air Lines Inc. , 3.75% , 10/28/29 (f) 1,810
1,850,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 5.50% , 5/01/28 (b) 1,713
1,000,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 9.75% , 8/01/27 (b) 1,042
1,000,000 United Airlines Inc. 144A , 4.63% , 4/15/29 (b) 906
9,133
Utility  (3%)
500,000 Calpine Corp. 144A , 4.50% , 2/15/28 (b) 460
1,750,000 Calpine Corp. 144A , 4.63% , 2/01/29 (b) 1,508
1,000,000 Calpine Corp. 144A , 5.13% , 3/15/28 (b) 908
2,500,000 Clearway Energy Operating LLC 144A , 4.75% ,
3/15/28 (b) 2,322
3,000,000 Energizer Gamma Acquisition BV , 3.50% ,
6/30/29 EUR (a) (g) 2,710
2,500,000 NRG Energy Inc. 144A , 3.38% , 2/15/29 (b) 2,066
2,500,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A , 4.50% , 8/15/28 (b) 2,274
1,000,000 PG&E Corp. , 5.00% , 7/01/28 926
2,265,000 Talen Energy Supply LLC 144A , 8.63% ,
6/01/30 (b) 2,353
2,000,000 TransAlta Corp. , 7.75% , 11/15/29 2,077
2,500,000 Vistra Operations Co. LLC 144A , 5.00% ,
7/31/27 (b) 2,358
19,962
Total Corporate Bond (Cost - $548,146)
510,744
Mortgage Backed (2%
)
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364% ) , 14.43% ,
11/25/39 (b) (d) 4,450
1,982,844 Fannie Mae Connecticut Avenue Securities
2016-C02 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364% ) , 17.43% ,
9/25/28 (d) 2,311
1,976,190 Fannie Mae Connecticut Avenue Securities
2016-C04 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364% ) , 15.43% ,
1/25/29 (d) 2,184
1,726,042 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2 , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.364% ) , 16.43% , 10/25/29 (d) 2,009
1,804,731 STACR Trust 2018-HRP1 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864% ) , 16.93% , 5/25/43 (b) (d) 2,101
1,550,000 STACR Trust 2018-HRP2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614% ) , 15.68% , 2/25/47 (b) (d) 1,802
Total Mortgage Backed (Cost - $13,177)
14,857
Municipal (1%
)
5,000,000 Texas Natural Gas Securitization Finance Corp.,
5.17%, 4/01/41
(Cost - $5,000) 5,072

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Stocks (1%)
Preferred Stock (1%
)
60 Chase Auto Owner Trust,  0.00% $ 811
80 Santander Consumer Auto Receivables Trust
2021-C,  0.00% 998
Total Stocks (Cost - $2,830) 1,809
Investment Company (5%
)
33,836,710 Payden Cash Reserves Money Market Fund *
(Cost - $33,837)
33,837
Total Investments (Cost - $669,254) (102%)
632,205
Liabilities in excess of Other Assets (-2%)
(11,626)
Net Assets (100%) $ 620,579
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Yield to maturity at time of purchase.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023. The stated maturity is subject to prepayments.
(f) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $15,158 and the total market value of the collateral held by the Fund is $15,777. Amounts in 000s.
(g) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(h) Perpetual security with no stated maturity date.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 2,408 CAD  3,202 Citibank, N.A. 09/20/2023 $ (22)
USD 12,866 EUR  11,886 Citibank, N.A. 09/20/2023 (236)
(258)
Net Unrealized Depreciation
$(258)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
3-Year Interest Rate Swap, Pay Fixed 2.640% Annually,
Receive Variable 3.403% (ESTRON) Annually 03/24/2025 EUR 2,500 $47 $1 $46
3-Year SOFR Swap, Receive Fixed 4.430% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 03/24/2025 USD 2,550 (29) – (29)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually,
Receive Variable 3.403% (ESTRON) Annually 02/01/2026 EUR 1,000 20 – 20
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 02/01/2026 USD 1,030 (12) – (12)
5-Year SOFR Swap, Receive Fixed 3.602% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 06/06/2028 USD 26,500 (527) – (527)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually,
Receive Variable 3.403% (ESTRON) Annually 04/30/2028 EUR 3,500 62 4 58
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 04/30/2028 USD 3,630 (18) 2 (20)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 3.403% (ESTRON) Annually 04/15/2029 EUR 2,000 33 – 33
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 3.403% (ESTRON) Annually 06/30/2029 EUR 3,000 46 3 43
7-Year SOFR Swap, Receive Fixed 3.857% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 03/07/2030 USD 10,500 (34) – (34)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 06/30/2029 USD 3,130 (4) 2 (6)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 04/15/2029 USD 2,080 (8) – (8)
$(424) $12 $(436)